Plant, Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 11,023	$ 11,062
Accumulated Depreciation	2,817	2,634
Net Book Value	8,206	8,428
Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Net Book Value	7,960	8,283
Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Net Book Value	240	135
Marketing | Operating segments
Property, Plant and Equipment [Line Items]
Net Book Value	6	10
Property, plant and equipment including under construction | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	10,737	10,885
Accumulated Depreciation	2,778	2,603
Net Book Value	7,959	8,282
Property, plant and equipment including under construction | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	246	154
Accumulated Depreciation	22	19
Net Book Value	224	135
Pipelines | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	7,156	7,247
Accumulated Depreciation	1,799	1,677
Net Book Value	5,357	5,570
Pipelines | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	100	108
Accumulated Depreciation	13	12
Net Book Value	87	96
Pumping equipment | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	813	830
Accumulated Depreciation	248	236
Net Book Value	565	594
Tanks and other | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	2,708	2,766
Accumulated Depreciation	731	690
Net Book Value	1,977	2,076
Tanks and other | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	84	43
Accumulated Depreciation	9	7
Net Book Value	75	36
Under construction | Keystone Pipeline System | Operating segments
Property, Plant and Equipment [Line Items]
Cost	60	42
Under construction | Intra-Alberta & Other | Operating segments
Property, Plant and Equipment [Line Items]
Cost	62	3
Marketing | Marketing | Operating segments
Property, Plant and Equipment [Line Items]
Cost	1	1
Accumulated Depreciation	0	0
Net Book Value	1	1
ROU Assets (Note 10)
Property, Plant and Equipment [Line Items]
Cost	39	22
Accumulated Depreciation	17	12
Net Book Value	$ 22	$ 10